Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Right-of-use assets
a.	Right-of-use assets - 2019

December 31, 2019
Carrying amounts
Buildings	$727,866

For the Year Ended December 31 2019
Additions to right-of-use assets	$882,670
Depreciation charge for right-of-use assets
Buildings	(267,948)

Lease liabilities
b.	Lease liabilities - 2019

December 31, 2019
Carrying amounts
Current	$264,543
Non-current	490,835
$755,378
  Discount rate for lease liabilities was as follows:
December 31, 2019
Buildings	6%

Other lease information
d.	Other lease information

2019

For the Year Ended December 31, 2019
Expenses relating to short-term leases	$251,549
Expenses relating to low-value asset leases	$7,385
Total cash outflow for leases	$538,236

Summary of lease commitments	All lease commitments with lease terms commencing after the balance sheet dates are as follows:
December 31, 2019
Lease commitments	$67,935

Schedule of Future Minimum Lease Payments of Non - Cancellable Operating Lease Commitments

The future minimum lease payments of non-cancellable operating lease commitments are as follows:

December 31, 2018
Not later than 1 year	$493,534
Later than 1 year and not later than 5 years	105,859
$599,393